Expenses by category (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2022 CHF (SFr) employee	Dec. 31, 2021 CHF (SFr) employee	Dec. 31, 2020 CHF (SFr) employee
Disclosure of detailed information about borrowings [line items]
Operating expenses	SFr 74,782	SFr 79,010	SFr 76,691
Research and development expenses	60,336	62,282	59,487
General and administrative expenses	15,789	17,910	18,557
Financial result, net [Abstract]
Financial income	69	6,485	78
Financial expense	(355)	(581)	(184)
Exchange differences	393	113	(555)
Finance result, net	107	6,017	(661)
Gains on conversion features related to convertible notes		6,500
Research and development expenses
Disclosure of detailed information about borrowings [line items]
Operating expenses	41,166	44,289	43,787
Payroll expenses	17,548	16,465	14,424
Share-based compensation	1,622	1,528	1,276
Total expenses by category	SFr 60,336	SFr 62,282	SFr 59,487
Average number of employees | employee	122.4	108.6	115.3
General and administrative expenses
Disclosure of detailed information about borrowings [line items]
Operating expenses	SFr 6,207	SFr 7,031	SFr 7,471
Payroll expenses	7,874	8,281	8,274
Share-based compensation	1,708	2,598	2,812
Total expenses by category	SFr 15,789	SFr 17,910	SFr 18,557
Average number of employees | employee	22.5	27.3	26.7